AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 68.0%
	AEROSPACE/DEFENSE — 2.7%
1,540	Rheinmetall A.G.	$785,141
241,905	Rolls-Royce Holdings PLC*	1,396,858
		2,181,999
	AIRLINES — 2.5%
42,236	Delta Air Lines, Inc.	2,003,676
	BUILDING MATERIALS — 4.6%
9,483	Builders FirstSource, Inc.*	1,312,542
23,036	CRH PLC[1]	1,727,239
8,033	Holcim A.G.	711,760
		3,751,541
	CHEMICALS — 6.0%
5,423	Air Liquide S.A.	937,376
6,972	Celanese Corp.	940,453
11,009	CF Industries Holdings, Inc.	815,987
14,681	LyondellBasell Industries N.V. - Class A1	1,404,384
7,238	RPM International, Inc.	779,388
		4,877,588
	COMMERCIAL SERVICES — 3.0%
3,760	United Rentals, Inc.	2,431,705
	DISTRIBUTION/WHOLESALE — 2.9%
87,400	Mitsubishi Corp.	1,710,402
32,700	Toyota Tsusho Corp.	636,680
		2,347,082
	ENGINEERING & CONSTRUCTION — 1.3%
2,776	EMCOR Group, Inc.	1,013,462
	IRON/STEEL — 4.3%
42,017	Fortescue Ltd.	600,787
10,292	Nucor Corp.	1,626,959
9,518	Steel Dynamics, Inc.	1,232,581
		3,460,327
	MACHINERY-CONSTRUCTION & MINING — 4.7%
8,457	Caterpillar, Inc.	2,817,027
89,700	Mitsubishi Heavy Industries Ltd.	960,792
		3,777,819
	MACHINERY-DIVERSIFIED — 1.0%
57,500	Kubota Corp.	804,271

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	METAL FABRICATE/HARDWARE — 0.9%
4,572	Advanced Drainage Systems, Inc.	$733,303
	MINING — 2.4%
11,590	Cameco Corp.	570,119
277,310	Pilbara Minerals Ltd.	568,569
12,551	Rio Tinto PLC	825,176
		1,963,864
	MISCELLANEOUS MANUFACTURING — 3.1%
4,165	Carlisle Cos., Inc.	1,687,700
9,420	Textron, Inc.	808,801
		2,496,501
	OIL & GAS — 23.9%
39,442	Canadian Natural Resources Ltd.	1,404,618
43,395	Cenovus Energy, Inc.	852,773
18,310	ConocoPhillips	2,094,298
19,717	Devon Energy Corp.	934,586
6,281	Diamondback Energy, Inc.	1,257,393
158,000	ENEOS Holdings, Inc.	811,904
14,543	EOG Resources, Inc.	1,830,527
20,679	Exxon Mobil Corp.	2,380,566
29,639	Marathon Oil Corp.	849,750
8,498	Marathon Petroleum Corp.	1,474,233
17,626	Ovintiv, Inc.	826,131
51,056	Repsol S.A.	806,288
45,049	Shell PLC	1,613,862
31,479	Suncor Energy, Inc.	1,199,715
53,531	Woodside Energy Group Ltd.	1,008,527
		19,345,171
	PACKAGING & CONTAINERS — 1.0%
29,360	Graphic Packaging Holding Co.	769,526
	SEMICONDUCTORS — 3.7%
2,900	Disco Corp.	1,100,435
8,600	Tokyo Electron Ltd.	1,865,846
		2,966,281
	TOTAL COMMON STOCKS
	(Cost $51,617,962)	54,924,116
	EXCHANGE-TRADED FUNDS — 31.3%
21,195	abrdn Physical Precious Metals Basket Shares ETF*	2,182,661
65,965	BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	3,316,720
38,750	iShares 0-5 Year TIPS Bond ETF	3,855,238

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
81,913	Schwab U.S. TIPS ETF	$4,260,295
92,933	SPDR Gold MiniShares Trust*	4,283,282
33,261	U.S. Treasury 3 Month Bill ETF	1,663,715
55,495	VanEck Gold Miners ETF	1,882,945
79,387	Vanguard Short-Term Inflation-Protected Securities ETF	3,853,445
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $24,515,152)	25,298,301
	TOTAL INVESTMENTS — 99.3%
	(Cost $76,133,114)	80,222,417
	Other Assets in Excess of Liabilities — 0.7%	572,462
	TOTAL NET ASSETS — 100.0%	$80,794,879

PLC – Public Limited Company
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.